Quarterly Holdings Report
for

Fidelity® Information Technology Central Fund

December 31, 2019

ITCIP-QTLY-0220
1.842156.113

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
Electronic Equipment & Components - 5.1%
Electronic Components - 1.7%
Corning, Inc.	2,903,577	$84,523,126
Electronic Equipment & Instruments - 1.9%
Cognex Corp.	698,240	39,129,370
Trimble, Inc. (a)	1,375,853	57,359,312
		96,488,682
Electronic Manufacturing Services - 1.5%
TE Connectivity Ltd.	757,541	72,602,729

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		253,614,537

Entertainment - 1.6%
Interactive Home Entertainment - 1.6%
Electronic Arts, Inc. (a)	744,596	80,051,516
Equity Real Estate Investment Trusts (REITs) - 0.6%
Diversified REITs - 0.6%
Ant International Co. Ltd. Class C (a)(b)(c)	3,805,376	27,969,514
Interactive Media & Services - 1.5%
Interactive Media & Services - 1.5%
Alphabet, Inc. Class A (a)	56,756	76,018,419
IT Services - 11.4%
Data Processing & Outsourced Services - 3.8%
Alliance Data Systems Corp.	130,844	14,680,697
ExlService Holdings, Inc. (a)	169,266	11,757,216
PayPal Holdings, Inc. (a)	1,509,652	163,299,057
		189,736,970
Internet Services & Infrastructure - 2.3%
Akamai Technologies, Inc. (a)	632,767	54,658,413
Twilio, Inc. Class A (a)(d)	604,700	59,429,916
		114,088,329
IT Consulting & Other Services - 5.3%
Capgemini SA	813,017	99,312,571
Cognizant Technology Solutions Corp. Class A	1,728,077	107,175,336
DXC Technology Co.	416,483	15,655,596
Gartner, Inc. (a)	279,535	43,076,344
		265,219,847

TOTAL IT SERVICES		569,045,146

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (a)(c)	1,008,062	518,117
Road & Rail - 0.3%
Trucking - 0.3%
Uber Technologies, Inc.	489,912	14,569,983
Semiconductors & Semiconductor Equipment - 8.7%
Semiconductor Equipment - 0.0%
SunEdison, Inc. (a)(c)	1,200	0
Semiconductors - 8.7%
Analog Devices, Inc.	1,372,261	163,079,497
Marvell Technology Group Ltd.	1,215,444	32,282,193
Microchip Technology, Inc. (d)	701,652	73,476,997
Micron Technology, Inc. (a)	2,190,311	117,794,926
Skyworks Solutions, Inc.	427,163	51,635,463
		438,269,076

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		438,269,076

Software - 44.6%
Application Software - 21.2%
Adobe, Inc. (a)	748,349	246,812,984
Autodesk, Inc. (a)	517,832	95,001,459
BlackLine, Inc. (a)	277,038	14,284,079
Box, Inc. Class A (a)	800,318	13,429,336
Citrix Systems, Inc.	767,519	85,117,857
Constellation Software, Inc.	19,090	18,540,329
Elastic NV (a)	518,800	33,358,840
HubSpot, Inc. (a)	335,504	53,177,384
Instructure, Inc. (a)	220,893	10,649,252
Micro Focus International PLC	1,464,922	20,561,102
Parametric Technology Corp. (a)	620,557	46,473,514
Pluralsight, Inc. (a)	2,323,236	39,982,892
RealPage, Inc. (a)	604,800	32,508,000
Salesforce.com, Inc. (a)	1,196,431	194,587,538
Slack Technologies, Inc. Class A (a)(d)	1,751,963	39,384,128
Workday, Inc. Class A (a)	453,889	74,642,046
Zendesk, Inc. (a)	542,300	41,556,449
		1,060,067,189
Systems Software - 23.4%
Microsoft Corp.	6,427,359	1,013,594,514
Nortonlifelock, Inc.	2,742,310	69,983,751
Palo Alto Networks, Inc. (a)	323,530	74,816,313
Talend SA ADR (a)(d)	379,436	14,839,742
		1,173,234,320

TOTAL SOFTWARE		2,233,301,509

Technology Hardware, Storage & Peripherals - 21.8%
Technology Hardware, Storage & Peripherals - 21.8%
Apple, Inc.	3,482,633	1,022,675,178
Pure Storage, Inc. Class A (a)	544,271	9,312,477
Western Digital Corp.	924,214	58,659,863
		1,090,647,518
TOTAL COMMON STOCKS
(Cost $3,430,758,924)		4,784,005,335

Money Market Funds - 7.9%
Fidelity Cash Central Fund 1.58% (e)	255,550,348	255,601,458
Fidelity Securities Lending Cash Central Fund 1.58% (e)(f)	141,049,136	141,063,241
TOTAL MONEY MARKET FUNDS
(Cost $396,664,699)		396,664,699
TOTAL INVESTMENT IN SECURITIES - 103.5%
(Cost $3,827,423,623)		5,180,670,034
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(173,114,747)
NET ASSETS - 100%		$5,007,555,287

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,969,514 or 0.6% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$21,348,159

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$631,249
Fidelity Securities Lending Cash Central Fund	47,511
Total	$678,760

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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